Issued capital - Narrative (Details) - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2025	Jan. 21, 2025	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Number of shares sold under previous ATM				133,471,339
Total proceeds under previous ATM				$ 993,294,000
New ATM capacity				$ 1,000,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of restricted shares issued (in shares)		1,496,768	901,311
Number of shares outstanding (in shares)	224,458,888		224,458,888		187,864,454
At-the-Market Offerings
Disclosure of classes of share capital [line items]
Shares issued under the ATM Facility (in shares)	10,022,708
Shares issued under the ATM Facility	$ 110,935,000